Other Financial Assets - Additional Information (Details) - EUR (€) € in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Total amount of financial assets	€ 4,431	€ 4,431	€ 1,458	€ 1,727
Liquidity account, cash balance	513	€ 513	€ 688	€ 1,023
Number of shares recorded as deduction from equity (in shares)		137,012	88,929	18,132
Genoscience Pharma
Disclosure of financial assets [line items]
Subscription of new ordinary shares	€ 3,000